UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Santander Consumer (UK) plc1

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 1, 2015 to June 30, 2015

Date of Report (Date of earliest event reported): June 30, 2015

Commission File Number of securitizer: 025-01317

Central Index Key Number of securitizer: 0001569636

Mark Pain, +44 1908 971436

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if              ___________
applicable): Central Index Key Number of underwriter ___________
(if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1	Santander Consumer (UK) plc, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued in securitization transactions sponsored by it and outstanding during the second quarterly reporting period in 2015 in the auto loan asset class, and issued and offered by the issuing entities Motor 2012 PLC, Motor 2013-1 PLC, Motor 2014-1 PLC and Motor 2015-1 PLC in offerings in reliance on Rule 144A under the U.S. Securities Act of 1933, as amended (the Securities Act). The information included in this Form does not include Santander Consumer (UK) plc's securitization transactions under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

INFORMATION TO BE INCLUDED IN THE REPORT PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The following table sets forth activity for the second quarterly period in 2015 with respect to asset-backed securities issued by Motor 2012 PLC, Motor 2013-1 PLC, Motor 2014-1 PLC and Motor 2015-1 PLC.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)[1]	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Auto loans
Issuing Entity: Motor 2012 PLC[2]		Santander Consumer (UK) plc	160,807	$1,633,411,534.47	100%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Issuing Entity: Motor 2013-1 PLC[3]		Santander Consumer (UK) plc	122,478	$1,336,406,186.00	100%	45	$337,284.82	0.025%[5]	45	$337,284.82	0.025%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Issuing Entity: Motor 2014-1 PLC[4]		Santander Consumer (UK) plc	130,284	$1,654,927,158.26	100%	19	$128,162.95	0.008%[5]	19	$128,162.95	0.008%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Issuing Entity: Motor 2015-1 PLC[6]		Santander Consumer (UK) plc	82,261	$1,160,211,507.63	100%	1	$3,570.00	0.001%[5]	1	$3,570.00	0.001%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Total			495,830	$5,784,956,386.36		65	$469,017.77	0.008%	65	$469,017.77	0.008%	0	0		0	0		0	0		0	0

1 The total principal balance for these assets is originally stated in pounds sterling (GBP), being the underlying currency of the assets. For the purpose of this filing, the original sterling amount has been converted to US Dollars using historic exchange rates for GBP to USD conversions as provided by Bloomberg for the relevant reference date, which for column (e) is the applicable issue date (for which, see notes 2 to 4 and 6 below), and for columns (h), (k), (n), (q), (t) and (v) is the applicable reporting period end date.

2 The securities under Motor 2012 PLC were issued on September 19, 2012.

3 The securities under Motor 2013-1 PLC were issued on June 19, 2013.

4 The securities under Motor 2014-1 PLC were issued on April 16, 2014.

5 Percentages calculated by applying the principal balance of repurchased assets to the total principal balance of all assets in the Motor 2013-1, Motor 2014-1 and Motor 2015-1 pools, respectively, as at the reporting period end date.

6 The securities under Motor 2015-1 PLC were issued on March 2, 2015.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Not applicable.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander Consumer (UK) plc

(Securitizer)

By: /s/ Mark Pain

Name: Mark Pain

Title: Senior officer in charge of securitization of the securitizer

Date: August 11, 2015